ADVANCED SERIES TRUST

AST Lord Abbett Core Fixed Income Portfolio

Supplement dated April 5, 2016 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the Summary Prospectus (the Summary Prospectus) for the AST Lord Abbett Core Fixed Income Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Summary Prospectus.

Effective immediately, Jerald M. Lanzotti, CFA is no longer a portfolio manager for the Portfolio. Robert A. Lee, Andrew H. O’Brien, CFA and Kewjin Yuoh continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Summary Prospectus for the Portfolio is hereby revised as follows, effective immediately:

                    I.            All references and information pertaining to Jerald M. Lanzotti, CFA are hereby deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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